Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000011950 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Australia ETF
Class Name	iShares MSCI Australia ETF
Trading Symbol	EWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(5.53)%	4.05%	7.78%	4.60%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Australia Index	(6.18)	4.11	8.16	4.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,380,689,825
Holdings Count | Holding	50
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,380,689,825
Number of Portfolio Holdings	50
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.4%
Materials	17.9%
Health Care	9.1%
Consumer Discretionary	7.2%
Industrials	6.0%
Real Estate	5.9%
Consumer Staples	3.8%
Energy	3.7%
Communication Services	2.3%
Information Technology	2.2%
Utilities	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth Bank of Australia	14.0%
BHP Group Ltd.	10.5%
CSL Ltd.	6.7%
Westpac Banking Corp.	5.8%
National Australia Bank Ltd.	5.8%
ANZ Group Holdings Ltd.	4.7%
Wesfarmers Ltd.	4.5%
Macquarie Group Ltd.	4.4%
Goodman Group	3.4%
Woodside Energy Group Ltd.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth Bank of Australia	14.0%
BHP Group Ltd.	10.5%
CSL Ltd.	6.7%
Westpac Banking Corp.	5.8%
National Australia Bank Ltd.	5.8%
ANZ Group Holdings Ltd.	4.7%
Wesfarmers Ltd.	4.5%
Macquarie Group Ltd.	4.4%
Goodman Group	3.4%
Woodside Energy Group Ltd.	2.5%
(a)	Excludes money market funds.

C000011951 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Hong Kong ETF
Class Name	iShares MSCI Hong Kong ETF
Trading Symbol	EWH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	11.06%	11.84%	(1.95)%	1.07%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Hong Kong 25/50 Index	10.38	11.67	(1.48)	1.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 637,084,003
Holdings Count | Holding	29
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$637,084,003
Number of Portfolio Holdings	29
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	48.8%
Real Estate	17.1%
Industrials	15.0%
Utilities	10.6%
Consumer Discretionary	4.7%
Consumer Staples	2.2%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.4%
Hong Kong Exchanges & Clearing Ltd.	16.0%
Techtronic Industries Co. Ltd.	5.5%
Sun Hung Kai Properties Ltd.	4.1%
BOC Hong Kong Holdings Ltd.	4.1%
CLP Holdings Ltd.	3.9%
Link REIT	3.7%
CK Hutchison Holdings Ltd.	3.4%
Hang Seng Bank Ltd.	3.3%
Power Assets Holdings Ltd.	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.4%
Hong Kong Exchanges & Clearing Ltd.	16.0%
Techtronic Industries Co. Ltd.	5.5%
Sun Hung Kai Properties Ltd.	4.1%
BOC Hong Kong Holdings Ltd.	4.1%
CLP Holdings Ltd.	3.9%
Link REIT	3.7%
CK Hutchison Holdings Ltd.	3.4%
Hang Seng Bank Ltd.	3.3%
Power Assets Holdings Ltd.	3.0%
(a)	Excludes money market funds.

C000011952 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Italy ETF
Class Name	iShares MSCI Italy ETF
Trading Symbol	EWI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.86%	20.08%	12.48%	6.67%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Italy 25/50 Index	6.97	19.99	12.64	6.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 381,266,782
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$381,266,782
Number of Portfolio Holdings	29
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.6%
Consumer Discretionary	17.8%
Utilities	15.5%
Industrials	7.6%
Energy	6.6%
Health Care	4.2%
Communication Services	2.5%
Consumer Staples	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
UniCredit SpA	13.0%
Intesa Sanpaolo SpA	12.5%
Enel SpA	10.0%
Ferrari NV	9.9%
Eni SpA	4.4%
Generali	4.4%
Stellantis NV	4.1%
Leonardo SpA	4.0%
Moncler SpA	3.8%
Prysmian SpA	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
UniCredit SpA	13.0%
Intesa Sanpaolo SpA	12.5%
Enel SpA	10.0%
Ferrari NV	9.9%
Eni SpA	4.4%
Generali	4.4%
Stellantis NV	4.1%
Leonardo SpA	4.0%
Moncler SpA	3.8%
Prysmian SpA	3.6%
(a)	Excludes money market funds.

C000011953 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan ETF
Class Name	iShares MSCI Japan ETF
Trading Symbol	EWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(3.51)%	1.41%	6.99%	5.14%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Japan Index	(3.97)	0.70	7.17	5.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,808,697,312
Holdings Count | Holding	187
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,808,697,312
Number of Portfolio Holdings	187
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.8%
Consumer Discretionary	18.4%
Financials	16.6%
Information Technology	13.8%
Communication Services	8.0%
Health Care	7.5%
Consumer Staples	5.2%
Materials	3.7%
Real Estate	2.2%
Utilities	1.0%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.6%
Sony Group Corp.	4.1%
Mitsubishi UFJ Financial Group Inc.	3.9%
Hitachi Ltd.	3.1%
Sumitomo Mitsui Financial Group Inc.	2.5%
Recruit Holdings Co. Ltd.	2.2%
Nintendo Co. Ltd.	2.2%
Keyence Corp.	2.1%
Mizuho Financial Group Inc.	1.8%
Tokyo Electron Ltd.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.6%
Sony Group Corp.	4.1%
Mitsubishi UFJ Financial Group Inc.	3.9%
Hitachi Ltd.	3.1%
Sumitomo Mitsui Financial Group Inc.	2.5%
Recruit Holdings Co. Ltd.	2.2%
Nintendo Co. Ltd.	2.2%
Keyence Corp.	2.1%
Mizuho Financial Group Inc.	1.8%
Tokyo Electron Ltd.	1.8%
(a)	Excludes money market funds.

C000011954 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Malaysia ETF
Class Name	iShares MSCI Malaysia ETF
Trading Symbol	EWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.05)%	12.85%	2.20%	(1.42)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Malaysia Index	(7.01)	13.21	2.56	(1.09)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 276,511,329
Holdings Count | Holding	33
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$276,511,329
Number of Portfolio Holdings	33
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	46.1%
Utilities	13.8%
Consumer Staples	10.5%
Industrials	9.6%
Communication Services	7.1%
Materials	6.0%
Health Care	3.3%
Consumer Discretionary	2.4%
Energy	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.5%
CIMB Group Holdings Bhd	12.9%
Malayan Banking Bhd	11.9%
Tenaga Nasional Bhd	8.1%
Gamuda Bhd	4.1%
Press Metal Aluminium Holdings Bhd	3.8%
IHH Healthcare Bhd	3.4%
AMMB Holdings Bhd	2.9%
Hong Leong Bank Bhd	2.8%
Petronas Gas Bhd	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.5%
CIMB Group Holdings Bhd	12.9%
Malayan Banking Bhd	11.9%
Tenaga Nasional Bhd	8.1%
Gamuda Bhd	4.1%
Press Metal Aluminium Holdings Bhd	3.8%
IHH Healthcare Bhd	3.4%
AMMB Holdings Bhd	2.9%
Hong Leong Bank Bhd	2.8%
Petronas Gas Bhd	2.8%
(a)	Excludes money market funds.

C000011955 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Mexico ETF
Class Name	iShares MSCI Mexico ETF
Trading Symbol	EWW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.99)%	(19.86)%	6.94%	0.67%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Mexico IMI 25/50 Index	(1.87)	(19.27)	7.45	1.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,428,978,414
Holdings Count | Holding	45
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,428,978,414
Number of Portfolio Holdings	45
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	29.8%
Financials	19.0%
Materials	16.8%
Industrials	16.2%
Communication Services	9.4%
Real Estate	7.2%
Consumer Discretionary	0.9%
Health Care	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Grupo Financiero Banorte SAB de CV, Class O	10.5%
Fomento Economico Mexicano SAB de CV	9.3%
Grupo Mexico SAB de CV, Series B, Class B	8.3%
Wal-Mart de Mexico SAB de CV	7.7%
America Movil SAB de CV Mexico, Series B, Class B	7.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.5%
Cemex SAB de CV	4.4%
Arca Continental SAB de CV	3.5%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.2%
Grupo Financiero Inbursa SAB de CV, Class O	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Grupo Financiero Banorte SAB de CV, Class O	10.5%
Fomento Economico Mexicano SAB de CV	9.3%
Grupo Mexico SAB de CV, Series B, Class B	8.3%
Wal-Mart de Mexico SAB de CV	7.7%
America Movil SAB de CV Mexico, Series B, Class B	7.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.5%
Cemex SAB de CV	4.4%
Arca Continental SAB de CV	3.5%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.2%
Grupo Financiero Inbursa SAB de CV, Class O	2.8%
(a)	Excludes money market funds.

C000011956 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Netherlands ETF
Class Name	iShares MSCI Netherlands ETF
Trading Symbol	EWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(5.94)%	1.35%	11.16%	8.35%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Netherlands IMI 25/50 Index	(5.92)	1.81	11.61	8.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 236,893,575
Holdings Count | Holding	56
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,893,575
Number of Portfolio Holdings	56
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	21.6%
Industrials	14.4%
Consumer Staples	12.2%
Consumer Discretionary	8.9%
Communication Services	5.4%
Materials	5.3%
Health Care	3.2%
Energy	1.3%
Real Estate	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	22.2%
Prosus NV	7.7%
ING Groep NV	7.5%
Wolters Kluwer NV	4.7%
Adyen NV	4.4%
Koninklijke Ahold Delhaize NV	4.3%
ASM International NV	3.4%
Heineken NV	3.2%
Universal Music Group NV	3.0%
Koninklijke Philips NV	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	22.2%
Prosus NV	7.7%
ING Groep NV	7.5%
Wolters Kluwer NV	4.7%
Adyen NV	4.4%
Koninklijke Ahold Delhaize NV	4.3%
ASM International NV	3.4%
Heineken NV	3.2%
Universal Music Group NV	3.0%
Koninklijke Philips NV	2.8%
(a)	Excludes money market funds.

C000011957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Pacific ex Japan ETF
Class Name	iShares MSCI Pacific ex Japan ETF
Trading Symbol	EPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.28%	10.11%	5.27%	3.79%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Pacific ex Japan Index	(0.26)	10.16	5.62	4.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,910,947,988
Holdings Count | Holding	101
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,910,947,988
Number of Portfolio Holdings	101
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.7%
Materials	11.5%
Industrials	9.1%
Real Estate	7.8%
Health Care	6.5%
Consumer Discretionary	5.6%
Communication Services	5.3%
Utilities	3.6%
Consumer Staples	3.1%
Energy	2.4%
Information Technology	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	64.1%
Hong Kong	18.2%
Singapore	15.9%
New Zealand	1.8%
(a)	Excludes money market funds.

C000011958 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Singapore ETF
Class Name	iShares MSCI Singapore ETF
Trading Symbol	EWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$27	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	15.63%	36.65%	6.13%	3.32%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Singapore 25/50 Index	15.75	37.27	6.64	3.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 758,093,622
Holdings Count | Holding	22
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$758,093,622
Number of Portfolio Holdings	22
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.6%
Industrials	21.3%
Communication Services	17.5%
Real Estate	9.2%
Utilities	4.2%
Consumer Staples	3.9%
Consumer Discretionary	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	20.2%
Sea Ltd.	12.8%
Oversea-Chinese Banking Corp. Ltd.	11.7%
Singapore Airlines Ltd.	4.8%
Singapore Telecommunications Ltd.	4.7%
Keppel Ltd.	4.7%
CapitaLand Ascendas REIT	4.6%
United Overseas Bank Ltd.	4.6%
Singapore Technologies Engineering Ltd.	4.4%
Grab Holdings Ltd., Class A	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	20.2%
Sea Ltd.	12.8%
Oversea-Chinese Banking Corp. Ltd.	11.7%
Singapore Airlines Ltd.	4.8%
Singapore Telecommunications Ltd.	4.7%
Keppel Ltd.	4.7%
CapitaLand Ascendas REIT	4.6%
United Overseas Bank Ltd.	4.6%
Singapore Technologies Engineering Ltd.	4.4%
Grab Holdings Ltd., Class A	4.2%
(a)	Excludes money market funds.

C000011959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Africa ETF
Class Name	iShares MSCI South Africa ETF
Trading Symbol	EZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.90)%	25.66%	6.98%	0.12%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI South Africa 25/50 Index	(0.66)	27.08	7.44	0.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 334,246,609
Holdings Count | Holding	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$334,246,609
Number of Portfolio Holdings	31
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.7%
Materials	20.2%
Consumer Discretionary	19.9%
Consumer Staples	8.9%
Communication Services	6.6%
Industrials	2.1%
Real Estate	2.0%
Health Care	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	17.0%
FirstRand Ltd.	7.9%
Gold Fields Ltd.	6.6%
Standard Bank Group Ltd.	6.4%
Anglogold Ashanti PLC	6.0%
MTN Group Ltd.	4.7%
Capitec Bank Holdings Ltd.	4.6%
Absa Group Ltd.	3.8%
Sanlam Ltd.	3.7%
Bid Corp. Ltd.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	17.0%
FirstRand Ltd.	7.9%
Gold Fields Ltd.	6.6%
Standard Bank Group Ltd.	6.4%
Anglogold Ashanti PLC	6.0%
MTN Group Ltd.	4.7%
Capitec Bank Holdings Ltd.	4.6%
Absa Group Ltd.	3.8%
Sanlam Ltd.	3.7%
Bid Corp. Ltd.	3.6%
(a)	Excludes money market funds.

C000011960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Spain ETF
Class Name	iShares MSCI Spain ETF
Trading Symbol	EWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	9.29%	28.45%	10.16%	3.70%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Spain 25/50 Index	10.07	29.95	10.64	4.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 809,451,873
Holdings Count | Holding	21
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$809,451,873
Number of Portfolio Holdings	21
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.5%
Utilities	23.5%
Industrials	12.6%
Communication Services	9.4%
Consumer Discretionary	8.6%
Energy	4.4%
Health Care	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	17.6%
Iberdrola SA	15.0%
Banco Bilbao Vizcaya Argentaria SA	12.9%
Cellnex Telecom SA	4.8%
Banco de Sabadell SA	4.6%
Telefonica SA	4.6%
CaixaBank SA	4.5%
Amadeus IT Group SA	4.5%
Repsol SA	4.4%
Ferrovial SE	4.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	17.6%
Iberdrola SA	15.0%
Banco Bilbao Vizcaya Argentaria SA	12.9%
Cellnex Telecom SA	4.8%
Banco de Sabadell SA	4.6%
Telefonica SA	4.6%
CaixaBank SA	4.5%
Amadeus IT Group SA	4.5%
Repsol SA	4.4%
Ferrovial SE	4.3%
(a)	Excludes money market funds.

C000011961 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Austria ETF
Class Name	iShares MSCI Austria ETF
Trading Symbol	EWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.49%	24.97%	10.49%	7.44%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Austria IMI 25/50 Index	5.56	25.14	10.28	7.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 50,298,314
Holdings Count | Holding	23
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$50,298,314
Number of Portfolio Holdings	23
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	45.3%
Industrials	16.9%
Energy	12.9%
Materials	11.5%
Utilities	7.6%
Real Estate	5.6%
Information Technology	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Erste Group Bank AG	20.8%
BAWAG Group AG	12.5%
OMV AG	10.8%
Raiffeisen Bank International AG	4.7%
Verbund AG	4.6%
voestalpine AG	4.6%
Wienerberger AG	4.5%
DO & CO AG	4.4%
ANDRITZ AG	4.4%
Vienna Insurance Group AG Wiener Versicherung Gruppe	3.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Erste Group Bank AG	20.8%
BAWAG Group AG	12.5%
OMV AG	10.8%
Raiffeisen Bank International AG	4.7%
Verbund AG	4.6%
voestalpine AG	4.6%
Wienerberger AG	4.5%
DO & CO AG	4.4%
ANDRITZ AG	4.4%
Vienna Insurance Group AG Wiener Versicherung Gruppe	3.9%
(a)	Excludes money market funds.

C000011962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Korea ETF
Class Name	iShares MSCI South Korea ETF
Trading Symbol	EWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$28	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(14.48)%	(13.19)%	2.21%	1.54%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Korea 25/50 Index	(14.64)	(13.15)	2.55	1.89

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,182,249,026
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,182,249,026
Number of Portfolio Holdings	90
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.4%
Industrials	17.5%
Financials	13.0%
Consumer Discretionary	9.3%
Health Care	8.7%
Communication Services	6.8%
Materials	3.8%
Consumer Staples	2.3%
Energy	1.6%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.9%
SK Hynix Inc.	10.1%
NAVER Corp.	2.9%
KB Financial Group Inc.	2.9%
Celltrion Inc.	2.8%
Hyundai Motor Co.	2.6%
Kia Corp.	2.2%
Samsung Biologics Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	1.9%
POSCO Holdings Inc.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.9%
SK Hynix Inc.	10.1%
NAVER Corp.	2.9%
KB Financial Group Inc.	2.9%
Celltrion Inc.	2.8%
Hyundai Motor Co.	2.6%
Kia Corp.	2.2%
Samsung Biologics Co. Ltd.	2.0%
Shinhan Financial Group Co. Ltd.	1.9%
POSCO Holdings Inc.	1.9%
(a)	Excludes money market funds.

C000011963 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Sweden ETF
Class Name	iShares MSCI Sweden ETF
Trading Symbol	EWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$26	0.51%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.58%	11.28%	10.64%	5.74%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Sweden 25/50 Index	2.61	10.99	10.27	5.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 360,464,694
Holdings Count | Holding	49
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$360,464,694
Number of Portfolio Holdings	49
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	43.4%
Financials	21.7%
Communication Services	16.4%
Information Technology	7.2%
Materials	3.2%
Consumer Discretionary	3.1%
Consumer Staples	2.6%
Real Estate	1.5%
Health Care	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	14.2%
Investor AB, Class B	7.8%
Volvo AB, Class B	7.5%
Atlas Copco AB, Class A	7.0%
Assa Abloy AB, Class B	4.7%
Skandinaviska Enskilda Banken AB, Class A	3.9%
Hexagon AB, Class B	3.7%
Sandvik AB	3.6%
Atlas Copco AB, Class B	3.5%
Telefonaktiebolaget LM Ericsson, Class B	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	14.2%
Investor AB, Class B	7.8%
Volvo AB, Class B	7.5%
Atlas Copco AB, Class A	7.0%
Assa Abloy AB, Class B	4.7%
Skandinaviska Enskilda Banken AB, Class A	3.9%
Hexagon AB, Class B	3.7%
Sandvik AB	3.6%
Atlas Copco AB, Class B	3.5%
Telefonaktiebolaget LM Ericsson, Class B	3.5%
(a)	Excludes money market funds.

C000011964 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Switzerland ETF
Class Name	iShares MSCI Switzerland ETF
Trading Symbol	EWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.15)%	13.12%	8.77%	6.73%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Switzerland 25/50 Index	(2.19)	12.17	8.76	6.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,159,554,117
Holdings Count | Holding	44
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,159,554,117
Number of Portfolio Holdings	44
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	35.3%
Financials	18.5%
Consumer Staples	16.5%
Industrials	9.5%
Materials	9.4%
Consumer Discretionary	7.2%
Information Technology	1.5%
Communication Services	1.0%
Real Estate	0.7%
Utilities	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nestle SA	14.2%
Roche Holding AG	13.2%
Novartis AG	12.0%
Cie Financiere Richemont SA, Class A	6.3%
Zurich Insurance Group AG	4.7%
UBS Group AG	4.5%
ABB Ltd.	4.1%
Holcim AG	3.5%
Swiss Re AG	3.0%
Alcon AG	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Nestle SA	14.2%
Roche Holding AG	13.2%
Novartis AG	12.0%
Cie Financiere Richemont SA, Class A	6.3%
Zurich Insurance Group AG	4.7%
UBS Group AG	4.5%
ABB Ltd.	4.1%
Holcim AG	3.5%
Swiss Re AG	3.0%
Alcon AG	2.9%
(a)	Excludes money market funds.

C000011965 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Taiwan ETF
Class Name	iShares MSCI Taiwan ETF
Trading Symbol	EWT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$29	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.94)%	13.64%	14.05%	10.28%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Taiwan 25/50 Index	0.52	16.76	15.13	11.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,185,626,027
Holdings Count | Holding	93
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,185,626,027
Number of Portfolio Holdings	93
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	62.9%
Financials	18.3%
Industrials	5.3%
Materials	4.0%
Communication Services	3.6%
Consumer Discretionary	3.1%
Consumer Staples	1.7%
Health Care	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	21.4%
MediaTek Inc.	5.5%
Hon Hai Precision Industry Co. Ltd.	5.2%
Fubon Financial Holding Co. Ltd.	2.2%
Delta Electronics Inc.	2.1%
CTBC Financial Holding Co. Ltd.	2.1%
Quanta Computer Inc.	1.9%
Cathay Financial Holding Co. Ltd.	1.7%
Asustek Computer Inc.	1.6%
ASE Technology Holding Co. Ltd.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	21.4%
MediaTek Inc.	5.5%
Hon Hai Precision Industry Co. Ltd.	5.2%
Fubon Financial Holding Co. Ltd.	2.2%
Delta Electronics Inc.	2.1%
CTBC Financial Holding Co. Ltd.	2.1%
Quanta Computer Inc.	1.9%
Cathay Financial Holding Co. Ltd.	1.7%
Asustek Computer Inc.	1.6%
ASE Technology Holding Co. Ltd.	1.6%
(a)	Excludes money market funds.

C000011967 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Belgium ETF
Class Name	iShares MSCI Belgium ETF
Trading Symbol	EWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$24	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.97)%	9.83%	5.48%	3.64%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Belgium IMI 25/50 Index	(3.07)	9.97	4.15	2.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 10,809,074
Holdings Count | Holding	39
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,809,074
Number of Portfolio Holdings	39
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments
Consumer Staples	26.8%
Health Care	25.8%
Financials	16.6%
Real Estate	10.6%
Materials	7.4%
Industrials	6.1%
Consumer Discretionary	2.3%
Information Technology	1.7%
Communication Services	1.4%
Utilities	1.3%
Ten largest holdings
Security	Percent of Total Investments
Anheuser-Busch InBev SA	22.6%
Argenx SE	15.3%
UCB SA	8.6%
Ageas SA	4.6%
KBC Group NV	4.5%
Groupe Bruxelles Lambert NV	3.8%
Syensqo SA	3.0%
Ackermans & van Haaren NV	2.7%
Warehouses De Pauw CVA	2.3%
D'ieteren Group	2.3%

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
Anheuser-Busch InBev SA	22.6%
Argenx SE	15.3%
UCB SA	8.6%
Ageas SA	4.6%
KBC Group NV	4.5%
Groupe Bruxelles Lambert NV	3.8%
Syensqo SA	3.0%
Ackermans & van Haaren NV	2.7%
Warehouses De Pauw CVA	2.3%
D'ieteren Group	2.3%

C000011968 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil ETF
Class Name	iShares MSCI Brazil ETF
Trading Symbol	EWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$27	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.60%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(15.36)%	(21.24)%	(1.84)%	1.13%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Brazil 25/50 Index	(14.42)	(20.33)	(1.00)	1.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,105,774,271
Holdings Count | Holding	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,105,774,271
Number of Portfolio Holdings	48
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	34.9%
Energy	17.6%
Materials	14.0%
Utilities	11.0%
Industrials	10.3%
Consumer Staples	7.0%
Communication Services	1.9%
Health Care	1.2%
Information Technology	1.1%
Consumer Discretionary	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	9.6%
Vale SA	9.5%
Petroleo Brasileiro SA (Preferred)	8.0%
Itau Unibanco Holding SA (Preferred)	7.6%
Petroleo Brasileiro SA	7.2%
WEG SA	4.3%
Banco Bradesco SA (Preferred)	3.2%
Ambev SA	3.1%
B3 SA - Brasil Bolsa Balcao	3.0%
Embraer SA	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	9.6%
Vale SA	9.5%
Petroleo Brasileiro SA (Preferred)	8.0%
Itau Unibanco Holding SA (Preferred)	7.6%
Petroleo Brasileiro SA	7.2%
WEG SA	4.3%
Banco Bradesco SA (Preferred)	3.2%
Ambev SA	3.1%
B3 SA - Brasil Bolsa Balcao	3.0%
Embraer SA	2.7%
(a)	Excludes money market funds.

C000011969 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Canada ETF
Class Name	iShares MSCI Canada ETF
Trading Symbol	EWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.35%	14.86%	10.83%	6.22%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Canada Custom Capped Index	3.92	15.53	11.09	6.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,605,369,263
Holdings Count | Holding	87
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,605,369,263
Number of Portfolio Holdings	87
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.4%
Energy	16.5%
Information Technology	11.8%
Industrials	11.6%
Materials	11.1%
Consumer Staples	4.2%
Consumer Discretionary	3.3%
Utilities	2.7%
Communication Services	1.1%
Real Estate	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	7.8%
Shopify Inc., Class A	6.3%
Toronto-Dominion Bank (The)	4.9%
Enbridge Inc.	4.3%
Brookfield Corp., Class A	3.7%
Bank of Montreal	3.5%
Canadian Pacific Kansas City Ltd.	3.4%
Constellation Software Inc./Canada	3.2%
Bank of Nova Scotia (The)	2.9%
Canadian Natural Resources Ltd.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	7.8%
Shopify Inc., Class A	6.3%
Toronto-Dominion Bank (The)	4.9%
Enbridge Inc.	4.3%
Brookfield Corp., Class A	3.7%
Bank of Montreal	3.5%
Canadian Pacific Kansas City Ltd.	3.4%
Constellation Software Inc./Canada	3.2%
Bank of Nova Scotia (The)	2.9%
Canadian Natural Resources Ltd.	2.8%
(a)	Excludes money market funds.

C000011970 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ETF
Class Name	iShares MSCI Emerging Markets ETF
Trading Symbol	EEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$36	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.96%	9.91%	3.55%	2.84%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,339,253,891
Holdings Count | Holding	1,198
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,339,253,891
Number of Portfolio Holdings	1,198
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.8%
Information Technology	23.5%
Consumer Discretionary	14.4%
Communication Services	10.1%
Industrials	6.3%
Materials	5.5%
Consumer Staples	4.6%
Energy	4.3%
Health Care	3.3%
Utilities	2.5%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.9%
Taiwan	18.7%
India	17.2%
South Korea	9.3%
Brazil	4.2%
Saudi Arabia	4.1%
South Africa	3.0%
Mexico	1.9%
United Arab Emirates	1.5%
Malaysia	1.4%
Other#	7.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000011971 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI France ETF
Class Name	iShares MSCI France ETF
Trading Symbol	EWQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.51%	2.13%	9.85%	6.88%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI France Index	0.36	1.72	9.20	6.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 509,217,374
Holdings Count | Holding	60
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$509,217,374
Number of Portfolio Holdings	60
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	27.3%
Consumer Discretionary	18.5%
Health Care	12.0%
Financials	11.1%
Consumer Staples	8.3%
Energy	6.6%
Materials	6.3%
Information Technology	3.4%
Utilities	2.7%
Communication Services	2.5%
Real Estate	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.1%
Schneider Electric SE	6.8%
TotalEnergies SE	6.6%
Sanofi SA	6.3%
Air Liquide SA	5.4%
Airbus SE	5.2%
Safran SA	4.8%
Hermes International SCA	4.6%
EssilorLuxottica SA	4.5%
L'Oreal SA	4.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.1%
Schneider Electric SE	6.8%
TotalEnergies SE	6.6%
Sanofi SA	6.3%
Air Liquide SA	5.4%
Airbus SE	5.2%
Safran SA	4.8%
Hermes International SCA	4.6%
EssilorLuxottica SA	4.5%
L'Oreal SA	4.5%
(a)	Excludes money market funds.

C000011972 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Eurozone ETF
Class Name	iShares MSCI Eurozone ETF
Trading Symbol	EZU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.19%	10.60%	10.09%	5.74%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI EMU Index	3.28	10.62	9.83	5.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,911,346,550
Holdings Count | Holding	219
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,911,346,550
Number of Portfolio Holdings	219
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector	Percent of Total Investments(a)
Financials	22.2%
Industrials	18.8%
Consumer Discretionary	13.6%
Information Technology	12.7%
Health Care	7.4%
Consumer Staples	6.4%
Utilities	5.2%
Materials	4.7%
Communication Services	4.7%
Energy	3.4%
Real Estate	0.9%
Country/Geographic Region	Percent of Total Investments(a)
France	33.4%
Germany	28.3%
Netherlands	13.3%
Italy	8.7%
Spain	8.7%
Finland	2.9%
Belgium	2.8%
Ireland	0.9%
Austria	0.6%
Portugal	0.4%
(a)	Excludes money market funds.

C000011973 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Germany ETF
Class Name	iShares MSCI Germany ETF
Trading Symbol	EWG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.85%	21.27%	9.69%	4.50%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Germany Index	11.15	21.48	9.83	4.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,075,084,267
Holdings Count | Holding	57
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,075,084,267
Number of Portfolio Holdings	57
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.9%
Information Technology	20.6%
Financials	20.2%
Consumer Discretionary	10.6%
Communication Services	8.3%
Health Care	5.9%
Materials	5.7%
Utilities	2.9%
Consumer Staples	2.2%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	17.3%
Siemens AG	10.4%
Allianz SE	7.9%
Deutsche Telekom AG	7.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.5%
Deutsche Boerse AG	2.9%
Infineon Technologies AG	2.9%
Rheinmetall AG	2.7%
BASF SE	2.7%
Mercedes-Benz Group AG	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	17.3%
Siemens AG	10.4%
Allianz SE	7.9%
Deutsche Telekom AG	7.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.5%
Deutsche Boerse AG	2.9%
Infineon Technologies AG	2.9%
Rheinmetall AG	2.7%
BASF SE	2.7%
Mercedes-Benz Group AG	2.7%
(a)	Excludes money market funds.

C000050065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI BIC ETF
Class Name	iShares MSCI BIC ETF
Trading Symbol	BKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$37	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.82%	15.61%	0.18%	2.35%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI BIC Index	4.20	14.21	0.64	2.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 70,880,356
Holdings Count | Holding	680
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,880,356
Number of Portfolio Holdings	680
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	23.4%
Financials	22.6%
Communication Services	14.3%
Information Technology	9.1%
Industrials	6.0%
Energy	5.8%
Materials	5.2%
Consumer Staples	4.8%
Health Care	4.0%
Utilities	3.2%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	59.2%
India	32.8%
Brazil	8.0%
Russia	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000050066 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Chile ETF
Class Name	iShares MSCI Chile ETF
Trading Symbol	ECH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$31	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.96%	11.20%	5.64%	(0.58)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Chile IMI 25/50 Index	7.83	11.76	5.63	(0.55)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 549,705,932
Holdings Count | Holding	27
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$549,705,932
Number of Portfolio Holdings	27
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.0%
Materials	18.2%
Consumer Staples	14.3%
Utilities	13.1%
Consumer Discretionary	11.2%
Real Estate	7.1%
Industrials	4.5%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	13.2%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	12.3%
Banco Santander Chile	8.3%
Falabella SA	6.6%
Empresas Copec SA	4.6%
Banco de Credito e Inversiones SA	4.5%
Cencosud SA	4.5%
Empresas CMPC SA	4.5%
Latam Airlines Group SA	4.5%
Plaza SA	3.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	13.2%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	12.3%
Banco Santander Chile	8.3%
Falabella SA	6.6%
Empresas Copec SA	4.6%
Banco de Credito e Inversiones SA	4.5%
Cencosud SA	4.5%
Empresas CMPC SA	4.5%
Latam Airlines Group SA	4.5%
Plaza SA	3.9%
(a)	Excludes money market funds.

C000050068 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Thailand ETF
Class Name	iShares MSCI Thailand ETF
Trading Symbol	THD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$28	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(12.58)%	(6.96)%	(2.56)%	(1.54)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Thailand IMI 25/50 Index	(12.79)	(7.04)	(2.47)	(1.36)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 181,711,816
Holdings Count | Holding	108
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$181,711,816
Number of Portfolio Holdings	108
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	13.6%
Energy	13.2%
Communication Services	13.1%
Financials	12.6%
Health Care	9.7%
Consumer Discretionary	7.4%
Industrials	7.3%
Information Technology	6.5%
Utilities	6.3%
Real Estate	6.2%
Materials	4.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Advanced Info Service PCL	7.3%
CP ALL PCL	7.1%
PTT PCL	7.0%
Bangkok Dusit Medical Services PCL	6.0%
Delta Electronics Thailand PCL	5.4%
Airports of Thailand PCL	4.2%
PTT Exploration & Production PCL	3.4%
Gulf Energy Development PCL	3.2%
True Corp. PCL Thailand	2.7%
Bumrungrad Hospital PCL	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Advanced Info Service PCL	7.3%
CP ALL PCL	7.1%
PTT PCL	7.0%
Bangkok Dusit Medical Services PCL	6.0%
Delta Electronics Thailand PCL	5.4%
Airports of Thailand PCL	4.2%
PTT Exploration & Production PCL	3.4%
Gulf Energy Development PCL	3.2%
True Corp. PCL Thailand	2.7%
Bumrungrad Hospital PCL	2.6%
(a)	Excludes money market funds.

C000050069 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Turkey ETF
Class Name	iShares MSCI Turkey ETF
Trading Symbol	TUR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$29	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.42)%	(7.25)%	10.65%	(0.83)%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Turkey IMI 25/50 Index	(7.40)	(6.97)	10.93	(0.60)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 178,318,636
Holdings Count | Holding	87
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$178,318,636
Number of Portfolio Holdings	87
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.5%
Financials	22.4%
Consumer Staples	15.7%
Materials	12.2%
Consumer Discretionary	8.2%
Energy	4.5%
Communication Services	4.4%
Real Estate	2.7%
Utilities	2.3%
Health Care	1.7%
Information Technology	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
BIM Birlesik Magazalar A/S	8.4%
Akbank TAS	7.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	5.1%
Turkiye Is Bankasi AS, Class C	4.8%
Turkiye Petrol Rafinerileri AS	4.5%
Turkcell Iletisim Hizmetleri AS	4.4%
Turk Hava Yollari AO	4.4%
KOC Holding AS	4.2%
Yapi ve Kredi Bankasi A/S	3.6%
Haci Omer Sabanci Holding AS	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
BIM Birlesik Magazalar A/S	8.4%
Akbank TAS	7.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	5.1%
Turkiye Is Bankasi AS, Class C	4.8%
Turkiye Petrol Rafinerileri AS	4.5%
Turkcell Iletisim Hizmetleri AS	4.4%
Turk Hava Yollari AO	4.4%
KOC Holding AS	4.2%
Yapi ve Kredi Bankasi A/S	3.6%
Haci Omer Sabanci Holding AS	3.6%
(a)	Excludes money market funds.

C000052897 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Small-Cap ETF
Class Name	iShares MSCI Emerging Markets Small-Cap ETF
Trading Symbol	EEMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$34	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.72%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(8.34)%	(1.81)%	9.26%	4.35%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets Small Cap Index	(8.92)	(1.78)	9.85	4.76

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 318,851,119
Holdings Count | Holding	1,636
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,851,119
Number of Portfolio Holdings	1,636
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.5%
Information Technology	16.9%
Materials	11.5%
Financials	11.3%
Consumer Discretionary	11.1%
Health Care	10.0%
Real Estate	6.6%
Consumer Staples	6.5%
Communication Services	3.6%
Utilities	3.0%
Energy	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	24.5%
Taiwan	21.2%
South Korea	11.8%
China	11.1%
Saudi Arabia	4.4%
South Africa	3.9%
Brazil	3.6%
Malaysia	2.9%
Thailand	2.8%
Turkey	2.1%
Other#	11.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000052898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Small-Cap ETF
Class Name	iShares MSCI Japan Small-Cap ETF
Trading Symbol	SCJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[29]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.79)%	4.75%	5.04%	5.04%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Japan Small Cap Index	(2.15)	4.43	5.20	5.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 120,404,751
Holdings Count | Holding	802
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$120,404,751
Number of Portfolio Holdings	802
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.1%
Consumer Discretionary	16.7%
Information Technology	10.8%
Materials	10.3%
Real Estate	9.7%
Financials	8.4%
Consumer Staples	7.8%
Health Care	4.2%
Communication Services	3.0%
Utilities	2.2%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
IHI Corp.	0.8%
Ebara Corp.	0.8%
Kawasaki Heavy Industries Ltd.	0.7%
Sanrio Co. Ltd.	0.7%
Ryohin Keikaku Co. Ltd.	0.7%
BayCurrent Inc.	0.6%
Sanwa Holdings Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.6%
Sojitz Corp.	0.5%
Isetan Mitsukoshi Holdings Ltd.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
IHI Corp.	0.8%
Ebara Corp.	0.8%
Kawasaki Heavy Industries Ltd.	0.7%
Sanrio Co. Ltd.	0.7%
Ryohin Keikaku Co. Ltd.	0.7%
BayCurrent Inc.	0.6%
Sanwa Holdings Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.6%
Sojitz Corp.	0.5%
Isetan Mitsukoshi Holdings Ltd.	0.5%
(a)	Excludes money market funds.

C000061365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Israel ETF
Class Name	iShares MSCI Israel ETF
Trading Symbol	EIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$33	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	18.59%	26.18%	8.63%	6.81%
MSCI ACWI ex USA Index	0.08	9.65	7.55	4.83
MSCI Israel Capped Investable Market Index	19.56	27.60	9.16	7.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 276,826,790
Holdings Count | Holding	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$276,826,790
Number of Portfolio Holdings	106
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.2%
Financials	26.6%
Real Estate	8.5%
Industrials	8.1%
Health Care	7.6%
Consumer Discretionary	3.5%
Consumer Staples	2.3%
Materials	2.3%
Communication Services	2.1%
Utilities	2.0%
Energy	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Leumi Le-Israel BM	7.7%
Check Point Software Technologies Ltd.	7.5%
Teva Pharmaceutical Industries Ltd.	7.1%
Bank Hapoalim BM	6.7%
CyberArk Software Ltd.	6.6%
Monday.com Ltd.	4.3%
Wix.com Ltd.	4.1%
Israel Discount Bank Ltd., Class A	3.7%
Nice Ltd.	3.4%
Elbit Systems Ltd.	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Leumi Le-Israel BM	7.7%
Check Point Software Technologies Ltd.	7.5%
Teva Pharmaceutical Industries Ltd.	7.1%
Bank Hapoalim BM	6.7%
CyberArk Software Ltd.	6.6%
Monday.com Ltd.	4.3%
Wix.com Ltd.	4.1%
Israel Discount Bank Ltd., Class A	3.7%
Nice Ltd.	3.4%
Elbit Systems Ltd.	3.2%
(a)	Excludes money market funds.

C000100212 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Class Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Trading Symbol	EEMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[31]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(2.36)%	5.14%	4.23%	2.42%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets Minimum Volatility (USD) Index	(3.14)	5.02	4.72	2.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,085,609,649
Holdings Count | Holding	336
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,085,609,649
Number of Portfolio Holdings	336
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.1%
Information Technology	18.3%
Communication Services	14.4%
Consumer Staples	9.4%
Health Care	8.1%
Consumer Discretionary	8.1%
Industrials	5.5%
Utilities	4.8%
Energy	4.0%
Materials	2.9%
Real Estate	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	24.2%
India	22.0%
Taiwan	14.7%
Saudi Arabia	9.3%
South Korea	4.5%
United Arab Emirates	4.1%
Malaysia	4.1%
Thailand	3.9%
Kuwait	2.5%
Qatar	2.5%
Other#	8.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000100213 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Min Vol Factor ETF
Class Name	iShares MSCI Global Min Vol Factor ETF
Trading Symbol	ACWV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.77%	14.23%	7.38%	7.25%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Minimum Volatility (USD) Index	2.48	13.93	7.18	7.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,409,897,577
Holdings Count | Holding	398
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,409,897,577
Number of Portfolio Holdings	398
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	20.0%
Financials	17.8%
Health Care	14.8%
Communication Services	13.2%
Consumer Staples	10.9%
Industrials	7.4%
Consumer Discretionary	5.9%
Utilities	5.7%
Energy	2.3%
Materials	1.7%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.0%
Japan	9.5%
China	6.1%
India	4.8%
Taiwan	4.4%
Switzerland	2.0%
Germany	1.4%
Hong Kong	1.2%
Saudi Arabia	1.2%
Singapore	1.1%
Other#	6.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000106873 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Asia ETF
Class Name	iShares MSCI Emerging Markets Asia ETF
Trading Symbol	EEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$24	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[33]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.08%	12.44%	4.27%	3.89%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI EM Asia Custom Capped Index	0.89	13.17	5.04	4.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 389,145,455
Holdings Count | Holding	885
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$389,145,455
Number of Portfolio Holdings	885
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	29.1%
Financials	19.0%
Consumer Discretionary	16.7%
Communication Services	11.0%
Industrials	6.3%
Health Care	3.9%
Consumer Staples	3.8%
Materials	3.8%
Energy	3.3%
Utilities	1.9%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	38.5%
Taiwan	23.3%
India	21.3%
South Korea	11.5%
Malaysia	1.8%
Thailand	1.5%
Indonesia	1.5%
Philippines	0.6%
Hong Kong	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000108746 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI World ETF
Class Name	iShares MSCI World ETF
Trading Symbol	URTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$12	0.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.58%	15.84%	14.10%	10.07%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI World Index	4.50	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,433,009,584
Holdings Count | Holding	1,361
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,433,009,584
Number of Portfolio Holdings	1,361
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.7%
Financials	17.0%
Health Care	10.9%
Industrials	10.8%
Consumer Discretionary	10.6%
Communication Services	8.1%
Consumer Staples	6.2%
Energy	3.8%
Materials	3.3%
Utilities	2.5%
Real Estate	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.9%
Japan	5.3%
United Kingdom	3.6%
Canada	3.0%
France	2.8%
Switzerland	2.4%
Germany	2.3%
Australia	1.6%
Netherlands	1.1%
Sweden	0.9%
Other#	4.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000109983 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Silver and Metals Miners ETF
Class Name	iShares MSCI Global Silver and Metals Miners ETF
Trading Symbol	SLVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.01%	61.47%	8.60%	4.84%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Silver Miners Investable Market Index	6.41	61.68	8.74	4.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 223,341,812
Holdings Count | Holding	31
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$223,341,812
Number of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	68.7%
United States	16.3%
Mexico	10.6%
South Africa	1.6%
China	1.2%
Peru	1.1%
United Kingdom	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Pan American Silver Corp.	22.8%
Hecla Mining Co.	10.8%
Industrias Penoles SAB de CV	10.6%
Wheaton Precious Metals Corp.	4.8%
Agnico Eagle Mines Ltd.	4.7%
Fortuna Mining Corp.	4.3%
MAG Silver Corp.	4.3%
Newmont Corp.	4.3%
Endeavour Silver Corp.	3.9%
Aya Gold & Silver Inc.	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Pan American Silver Corp.	22.8%
Hecla Mining Co.	10.8%
Industrias Penoles SAB de CV	10.6%
Wheaton Precious Metals Corp.	4.8%
Agnico Eagle Mines Ltd.	4.7%
Fortuna Mining Corp.	4.3%
MAG Silver Corp.	4.3%
Newmont Corp.	4.3%
Endeavour Silver Corp.	3.9%
Aya Gold & Silver Inc.	3.8%
(a)	Excludes money market funds.

C000109985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Gold Miners ETF
Class Name	iShares MSCI Global Gold Miners ETF
Trading Symbol	RING
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.39%	59.32%	10.28%	7.92%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Gold Miners Investable Market Index	2.32	58.43	10.19	8.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,053,029,109
Holdings Count | Holding	42
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,053,029,109
Number of Portfolio Holdings	42
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	55.1%
United States	18.7%
South Africa	11.6%
Australia	6.0%
China	4.4%
United Kingdom	1.8%
Peru	1.1%
Indonesia	0.7%
Turkey	0.6%
Russia	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	17.1%
Agnico Eagle Mines Ltd.	16.9%
Barrick Gold Corp.	10.7%
Wheaton Precious Metals Corp.	4.8%
Kinross Gold Corp.	4.5%
Gold Fields Ltd.	4.4%
Anglogold Ashanti PLC	4.3%
Alamos Gold Inc., Class A	3.9%
Zijin Mining Group Co. Ltd., Class H	3.6%
Harmony Gold Mining Co. Ltd.	2.4%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	17.1%
Agnico Eagle Mines Ltd.	16.9%
Barrick Gold Corp.	10.7%
Wheaton Precious Metals Corp.	4.8%
Kinross Gold Corp.	4.5%
Gold Fields Ltd.	4.4%
Anglogold Ashanti PLC	4.3%
Alamos Gold Inc., Class A	3.9%
Zijin Mining Group Co. Ltd., Class H	3.6%
Harmony Gold Mining Co. Ltd.	2.4%
(a)Excludes money market funds.
C000109986 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Agriculture Producers ETF
Class Name	iShares MSCI Agriculture Producers ETF
Trading Symbol	VEGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[37]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.95%	5.04%	9.99%	5.14%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Agriculture Producers Investable Market Index	1.70	4.76	10.05	5.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 98,474,389
Holdings Count | Holding	134
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$98,474,389
Number of Portfolio Holdings	134
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	36.6%
Fertilizers & Agricultural Chemicals	30.7%
Packaged Foods & Meats	17.3%
Agricultural Products & Services	15.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.8%
Canada	6.2%
India	4.8%
Norway	4.7%
Japan	3.9%
Saudi Arabia	3.4%
Malaysia	2.3%
China	2.0%
Hong Kong	1.5%
Singapore	1.4%
Other#	7.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000109987 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Energy Producers ETF
Class Name	iShares MSCI Global Energy Producers ETF
Trading Symbol	FILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$19	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(5.72)%	0.51%	14.92%	4.94%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Energy Producers Investable Market Index	(6.63)	(0.63)	14.43	4.57

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 84,247,589
Holdings Count | Holding	191
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$84,247,589
Number of Portfolio Holdings	191
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	58.8%
Oil & Gas Exploration & Production	27.8%
Oil & Gas Refining & Marketing	9.9%
Coal & Consumable Fuels	3.5%
Country/Geographic Region	Percent of Total Investments(a)
United States	55.0%
United Kingdom	11.7%
Canada	8.9%
France	5.1%
India	4.5%
Brazil	2.3%
Australia	2.1%
China	1.7%
Saudi Arabia	1.6%
Japan	1.4%
Other#	5.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000109988 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Metals & Mining Producers ETF
Class Name	iShares MSCI Global Metals & Mining Producers ETF
Trading Symbol	PICK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$19	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[39]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(7.33)%	(6.70)%	13.73%	5.97%
MSCI All Country World Index	4.08	15.06	12.79	9.11
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index	(7.68)	(6.65)	13.95	6.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 731,889,470
Holdings Count | Holding	243
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$731,889,470
Number of Portfolio Holdings	243
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	46.0%
Steel	36.1%
Copper	11.3%
Aluminum	5.3%
Precious Metals & Minerals	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	22.1%
United States	19.3%
United Kingdom	16.8%
India	5.9%
Canada	5.7%
Japan	5.6%
Brazil	4.4%
China	2.7%
South Korea	1.9%
Saudi Arabia	1.9%
Other#	13.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000119708 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Emerging Markets ETF
Class Name	iShares Core MSCI Emerging Markets ETF
Trading Symbol	IEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$4	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.27)%	8.68%	4.77%	3.61%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets Investable Market Index	(1.01)	8.29	4.89	3.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 81,289,573,678
Holdings Count | Holding	2,765
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$81,289,573,678
Number of Portfolio Holdings	2,765
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	22.6%
Financials	22.1%
Consumer Discretionary	13.9%
Communication Services	9.2%
Industrials	7.8%
Materials	6.4%
Consumer Staples	4.8%
Health Care	4.2%
Energy	4.0%
Utilities	2.6%
Real Estate	2.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	28.1%
Taiwan	19.0%
India	18.2%
South Korea	9.6%
Brazil	4.1%
Saudi Arabia	4.1%
South Africa	3.1%
Mexico	1.8%
Malaysia	1.6%
United Arab Emirates	1.5%
Other#	8.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000141922 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Emerging Markets ETF
Class Name	iShares Currency Hedged MSCI Emerging Markets ETF
Trading Symbol	HEEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0(a)	0.00%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[41]
Expense Ratio, Percent	0.00%	[41],[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.42%	14.79%	5.83%	4.49%
MSCI Emerging Markets Index	0.37	10.07	4.26	3.49
MSCI Emerging Markets 100% Hedged to USD Index	3.30	14.20	6.25	4.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 156,087,736
Holdings Count | Holding	154
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$156,087,736
Number of Portfolio Holdings	154
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.0	%(a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.2%
Other assets less liabilities	(0.1)%
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Financials	23.8%
Information Technology	23.5%
Consumer Discretionary	14.4%
Communication Services	10.1%
Industrials	6.3%
Materials	5.5%
Consumer Staples	4.6%
Energy	4.3%
Health Care	3.3%
Utilities	2.5%
Real Estate	1.7%
(a)	Rounds to less than 0.1%.
(b)	The underlying fund is iShares MSCI Emerging Markets ETF.
(c)	Excludes money market funds.

C000147985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Russia ETF
Class Name	iShares MSCI Russia ETF
Trading Symbol	ERUS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[43]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV(a)	143,820.62%	1,165,949.04%	205.73%	83.90%
MSCI Russia 25/50 Index(b)	N/A	N/A	(99.68)	(81.90)
(a)
Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities.

(b)
Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from March 1, 2020 and March 1, 2015, respectively through May 31, 2022. 6-Months and  1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to March 1, 2024.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Net Assets	$ 435,573
Holdings Count | Holding	16
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$435,573
Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV	0.0	%(a)
(a)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV	0.0	%(a)
(a)	Rounds to less than 0.1%.

C000154544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Equity Factor ETF
Class Name	iShares Emerging Markets Equity Factor ETF
Trading Symbol	EMGF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(0.83)%	8.65%	6.24%	6.47%
S&P Emerging Broad Market Index	1.14	11.25	5.33	6.69
STOXX Emerging Markets Equity Factor Index	(1.51)	8.42	6.94	6.96

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 724,173,641
Holdings Count | Holding	591
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$724,173,641
Number of Portfolio Holdings	591
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.4%
Financials	21.8%
Consumer Discretionary	15.2%
Communication Services	9.7%
Industrials	7.8%
Consumer Staples	6.2%
Energy	4.6%
Materials	4.5%
Utilities	3.0%
Health Care	2.6%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	29.5%
Taiwan	18.8%
India	18.0%
South Korea	10.6%
Brazil	3.8%
Saudi Arabia	2.9%
United Arab Emirates	2.4%
South Africa	2.3%
Mexico	1.7%
Turkey	1.2%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000170244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EM ETF
Class Name	iShares ESG Aware MSCI EM ETF
Trading Symbol	ESGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[45]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.55%	12.04%	3.72%	6.02%
MSCI Emerging Markets Index	0.37	10.07	4.26	6.13
MSCI Emerging Markets Extended ESG Focus Index	1.86	11.74	4.04	6.43

Performance Inception Date	Jun. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,518,113,705
Holdings Count | Holding	291
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,518,113,705
Number of Portfolio Holdings	291
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.0%
Information Technology	23.7%
Consumer Discretionary	14.6%
Communication Services	10.8%
Industrials	4.9%
Consumer Staples	4.2%
Materials	3.9%
Energy	3.1%
Health Care	2.8%
Utilities	1.9%
Real Estate	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.7%
Taiwan	20.2%
India	16.7%
South Korea	9.4%
South Africa	4.0%
Brazil	3.5%
Saudi Arabia	3.0%
Malaysia	2.6%
United Arab Emirates	1.7%
Thailand	1.6%
Other#	6.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000186806 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ex China ETF
Class Name	iShares MSCI Emerging Markets ex China ETF
Trading Symbol	EMXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[46]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(8.28)%	0.25%	6.35%	3.48%
MSCI Emerging Markets Index	0.37	10.07	4.26	2.95
MSCI Emerging Markets ex China Index	(8.60)	0.75	6.95	3.98

Performance Inception Date	Jul. 18, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,995,405,034
Holdings Count | Holding	663
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,995,405,034
Number of Portfolio Holdings	663
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.1%
Financials	26.8%
Industrials	7.2%
Materials	6.9%
Consumer Discretionary	6.4%
Energy	5.0%
Consumer Staples	5.0%
Communication Services	5.0%
Health Care	3.3%
Utilities	2.7%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Taiwan	27.1%
India	24.8%
South Korea	13.4%
Brazil	6.0%
Saudi Arabia	5.9%
South Africa	4.3%
Mexico	2.7%
United Arab Emirates	2.2%
Malaysia	2.0%
Thailand	1.8%
Other#	9.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

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